Fees Summary	Aug. 28, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 3,405,000.00
Previously Paid Amount	0.00
Total Fee Amount	502.58
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Rule 457(r)
Net Fee	$ 502.58
Narrative - Max Aggregate Offering Amount | shares	3,405,000
Final Prospectus	true